INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of associates [abstract]
Disclosure of associates [text block]
The following tables set forth information about Investments in associates.

Name	Inversiones Puerto Coronel S.A.
Country	Chile
Functional Currency	U.S. Dollar
Corporate purpose	Investments in movables and real estate, acquisition of companies, securities and investment instruments, investment management and development and/or participation in all kind of businesses and companies related to industrial, shipping, forestry and commercial activities.
Ownership interest (%)	50.0000%
	12-31-2021	12-31-2020
Carrying amount accounted for using equity method	ThU.S.$ 55,873	ThU.S.$ 56,314

Name	Servicios Corporativos Sercor S.A.
Country	Chile
Functional Currency	Chilean Pesos
Corporate purpose	Consulting services related to business management to Boards of Directors and Senior Management of all Arauco’s entities.
Ownership interest (%)	20.0000%
	12-31-2021	12-31-2020
Carrying amount accounted for using equity method	ThU.S.$ 220	ThU.S.$ 187

Name	Genómica Forestal S.A.
Country	Chile
Functional Currency	Chilean Pesos
Corporate purpose	Developing forestry genomics, through the use of biotechnological, molecular and bioinformatics tools with the purpose of strengthening genetic programs so as to improve the competitive position of the Chilean forestry industry for priority tree species.
Ownership interest (%)	25.0000%
	12-31-2021	12-31-2020
Carrying amount accounted for using equity method	ThU.S.$ 7	ThU.S.$ 7

Name	Consorcio Tecnológico Bioenercel S.A.
Country	Chile
Functional Currency	Chilean Pesos
Corporate purpose	Developing of technologies which will promote the development of a biofuels industry in Chile, obtained from lingo-cellulosic materials. The future execution of this sustainable project is financed by the Innova Chile Committee.
Ownership interest (%)	20.0000%
	12-31-2021	12-31-2020
Carrying amount accounted for using equity method	ThU.S.$ 1	ThU.S.$ 1

Name	Florestal Vale do Corisco S.A.
Country	Brazil
Functional Currency	Brazilian Real
Corporate purpose	Management of forestry activities.
Ownership interest (%)	49.0000%
	12-31-2021	12-31-2020
Carrying amount accounted for using equity method	ThU.S.$ 26,823	ThU.S.$ 29,205

Disclosure of detailed information about financial information of associates [Text Block]
Summarized Financial Information of Associates

	Assets
				Consorcio		Total
	Inversiones Puerto	Serv.Corporativos	Florestal Vale do	Tecnológico	Genómica
	Coronel S.A.	Sercor S.A.	Corisco S.A.	Bioenercel S.A.	Forestal S.A.
12-31-2021	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	1	4,761	4,638	—	12	9,412
Non-current	113,580	2,773	69,602	6	52	186,013
Total	113,581	7,534	74,240	6	64	195,425

	Liabilities and Equity
	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	Florestal Vale do Corisco S.A.	Consorcio	Genómica Forestal S.A.	Total
				Tecnológico
				Bioenercel S.A.
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	55	4,297	1,292	—	7	5,651
Non-current	—	2,138	18,208	4	28	20,378
Equity	113,526	1,099	54,740	2	29	169,396
Total	113,581	7,534	74,240	6	64	195,425
12-31-2021
Income	—	4,577	8,892	—	—	13,469
Other income / expenses	(4,208)	(4,277)	(4,047)	(1)	(1)	(12,534)
Profit or loss (continuing operations)	(4,208)	300	4,845	(1)	(1)	935
Other comprehensive income	—	—	—	—	—	—
Comprehensive income	(4,208)	300	4,845	(1)	(1)	935
Dividends received	—	—	2,695	—	—	2,695

	Assets
				Consorcio		Total
	Inversiones Puerto	Serv.Corporativos	Florestal Vale do	Tecnológico	Genómica
	Coronel S.A.	Sercor S.A.	Corisco S.A.	Bioenercel S.A.	Forestal S.A.
12-31-2021	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	114,463	4,155	3,725	1	18	122,362
Non-current	1	3,444	76,130	11	57	79,643
Total	114,464	7,599	79,855	12	75	202,005

	Liabilities and Equity
	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	Florestal Vale do Corisco S.A.	Consorcio	Genómica Forestal S.A.	Total
				Tecnológico
				Bioenercel S.A.
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	54	4,029	699	—	8	4,790
Non-current	—	2,634	19,553	5	39	22,231
Equity	114,410	936	59,603	7	28	174,984
Total	114,464	7,599	79,855	12	75	202,005
12-31-2020
Income	—	5,185	6,096	—	—	11,281
Other income / expenses	6,910	(4,987)	(3,349)	—	(3)	(1,429)
Profit or loss (continuing operations)	6,910	198	2,747	—	(3)	9,852
Other comprehensive income	—	—	—	—	—	—
Comprehensive income	6,910	198	2,747	—	(3)	9,852
Dividends received	—	—	1,148	—	—	1,148

Disclosure of reconciliation of summarised financial information of associate and joint venture accounted for using equity method to carrying amount of interest in associate and joint venture [Text Block]
Reconciliation of Investment in Associates and Joint Ventures

	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Opening balance as of January 1	316,939	293,118
Changes
Investment in joint ventures, additions (*)	16,429	20,129
Disposals, investment in associates and joint ventures (**)	(3,197)	(943)
Share of profit (loss) in investment in associates	330	4,821
Share of profit (loss) in investment in joint ventures	31,056	(2,504)
Dividends Received, Investments in Associates	(3,288)	(4,357)
Increase (Decrease) in foreign exchange currency on translation of Associates and Joint Ventures	(20,167)	8,351
Other increase (decrease) in investment and associates and joint ventures	(1,460)	(1,676)
Total changes	19,703	23,821
Closing balance	336,642	316,939

(*)	During the year 2021
-
Maderas Arauco S.A. made capital contribution to E2E S.A., the first one was on January 8, 2021 for ThCLP$ 1,600,000 for 160 shares, the second was made on June 22, 2021 in the amount of ThCLP$ 1,900,000 for 190 shares, and the last one was on November 3, 2021 for ThCLP$ 2,425,000 for 250 shares, wich in total are equivalents to ThU.S.$ 7,759.

-	Arauco Bioenergía made a capital contribution to Parque Eólico Ovejera Sur SpA for ThCLP$ 100,000 on November 03, 2021 for 100 shares to ThU.S.$ 123.
-	Forestal Arauco S.A. made a capital contribution in assets different to effective to Agrícola Fresno for ThU.S.$ 7,452 in November 2021 for 1,490,400 shares.
-	Forestal Arauco S.A. made a capital contribution in assets different to effective to Agrícola El Paque for ThU.S.$ 873,978 on November 10, 2021 for 997,473 shares to ThU.S.$ 1,095.
(**)	ThU.S.$ 3,197 account for the carrying amount of investment in Unilin Arauco Pisos Ltda., which was sold on January 12, 2021.
	12-31-2021	12-31-2020
	ThU.S.$	ThU.S.$
Carrying amount of associates accounted for using equity method	82,924	85,714
Carrying amount of joint ventures accounted for using equity method	253,718	231,225
Total investment accounted for using equity method	336,642	316,939